DEBT FACILITY (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Feb. 28, 2014	Feb. 28, 2013
DEBT FACILITY
Debt facility		$ 15,000
Comerica Bank and Export Development Canada [Member]
DEBT FACILITY
Debt facility		40,000
Long-term credit facility, maturity date		Jun. 01, 2016
Long-term credit facility, average outstanding during period		15,000	15,000
Long-term credit facility, interest expense during period		1,016	1,083
Interest expense related to deferred financing cost	622		447
Comerica Bank and Export Development Canada [Member] | Minimum [Member]
DEBT FACILITY
Long-term credit facility, interest rate above base rate		3.00%
Comerica Bank and Export Development Canada [Member] | Maximum [Member]
DEBT FACILITY
Long-term credit facility, interest rate above base rate		4.00%
Comerica Bank and Export Development Canada [Member] | Letter of Credit [Member]
DEBT FACILITY
Long-term credit facility, remaining borrowing capacity		$ 4,000